Note 2 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Other Fixed Assets Useful Life Assumptions [Table Text Block]
Description	Useful Life (years)
Leasehold improvements	Until the end of the lease term (December 2024)
Cars	6
Office equipment	5
Furniture and fittings	5
Computer equipment	3